Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [Abstract]
Trade and other receivables
	December 31,
	2020	2019 restated*
	US$’000	US$’000
Trade receivables	33,057	28,607
Accrued income and other debtors	8,423	5,493
VAT recoverable	1,705	1,400
Trade and other receivables	43,185	35,500
* see note 27